AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 60.5%
Information Technology – 12.4%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	673	$112,970
Cisco Systems, Inc.	11,301	590,760
F5, Inc.(a)	166	24,184
Juniper Networks, Inc.	892	30,703
Motorola Solutions, Inc.	460	131,620
Nokia Oyj	14,886	73,074
Telefonaktiebolaget LM Ericsson - Class B	8,029	47,064

		1,010,375

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	1,637	133,776
Arrow Electronics, Inc.(a)	169	21,103
Azbil Corp.	299	8,189
CDW Corp./DE	373	72,694
Cognex Corp.	476	23,586
Corning, Inc.	2,210	77,969
Halma PLC	1,044	28,821
Hamamatsu Photonics KK	349	18,826
Hexagon AB - Class B	5,354	61,621
Hirose Electric Co., Ltd.	89	11,644
Ibiden Co., Ltd.(b)	241	9,665
Keyence Corp.	624	305,828
Keysight Technologies, Inc.(a)	491	79,287
Kyocera Corp.	859	44,810
Murata Manufacturing Co., Ltd.	1,617	98,548
Omron Corp.	553	32,365
Shimadzu Corp.(b)	578	18,145
TDK Corp.	1,062	38,122
TE Connectivity Ltd.	873	114,494
Teledyne Technologies, Inc.(a)	129	57,709
Trimble, Inc.(a)	678	35,541
Venture Corp. Ltd.	462	6,149
Yaskawa Electric Corp.	638	27,983
Yokogawa Electric Corp.	534	8,695
Zebra Technologies Corp. - Class A(a)	142	45,156

		1,380,726

IT Services – 0.8%
Accenture PLC - Class A	1,734	495,594
Akamai Technologies, Inc.(a)	433	33,904
Bechtle AG	225	10,775
Capgemini SE	451	83,812
CGI, Inc.(a)	582	56,090
Cognizant Technology Solutions Corp. - Class A	1,414	86,155
EPAM Systems, Inc.(a)	159	47,541
Fujitsu Ltd.	551	74,457
Gartner, Inc.(a)	218	71,018
GoDaddy, Inc. - Class A(a)	427	33,186
International Business Machines Corp.	2,487	326,021
Itochu Techno-Solutions Corp.	255	6,283
MongoDB, Inc.(a)	189	44,060
NEC Corp.	609	23,510

Company	Shares	U.S. $ Value

Nomura Research Institute Ltd.	1,054	$24,651
NTT Data Corp.	1,722	22,638
Obic Co., Ltd.	221	35,005
Okta, Inc.(a)	418	36,048
Otsuka Corp.	230	8,168
SCSK Corp.	392	5,740
Shopify, Inc. - Class A(a)	3,274	156,978
Snowflake, Inc. - Class A(a)	617	95,197
TIS, Inc.	594	15,709
Twilio, Inc. - Class A(a)	480	31,982
VeriSign, Inc.(a)	263	55,580
Wix.com Ltd.(a)	158	15,768

		1,895,870

Semiconductors & Semiconductor Equipment – 3.2%
Advanced Micro Devices, Inc.(a)	4,436	434,772
Advantest Corp.	477	44,221
Analog Devices, Inc.	1,401	276,305
Applied Materials, Inc.	2,367	290,739
ASM International NV	129	52,361
ASML Holding NV	1,109	755,726
Broadcom, Inc.	1,148	736,488
Disco Corp.	468	54,443
Enphase Energy, Inc.(a)	374	78,645
Entegris, Inc.	410	33,624
Infineon Technologies AG	3,592	147,506
Intel Corp.	11,353	370,903
KLA Corp.	390	155,676
Lam Research Corp.	376	199,325
Lasertec Corp.(b)	271	48,151
Marvell Technology, Inc.	2,345	101,539
Microchip Technology, Inc.	1,513	126,759
Micron Technology, Inc.	2,991	180,477
Monolithic Power Systems, Inc.	123	61,566
NVIDIA Corp.	6,768	1,879,947
NXP Semiconductors NV	713	132,957
ON Semiconductor Corp.(a)	1,190	97,961
Qorvo, Inc.(a)	279	28,338
QUALCOMM, Inc.	3,065	391,033
Renesas Electronics Corp.(a)	3,217	46,585
Rohm Co., Ltd.	279	23,254
Skyworks Solutions, Inc.	441	52,029
SolarEdge Technologies, Inc.(a)	154	46,808
STMicroelectronics NV	1,880	100,173
SUMCO Corp.	934	14,051
Teradyne, Inc.	429	46,122
Texas Instruments, Inc.	2,497	464,467
Tokyo Electron Ltd.(b)	1,290	157,594
Tower Semiconductor Ltd.(a)	300	12,788
Wolfspeed, Inc.(a) (b)	342	22,213

		7,665,546

Software – 4.3%
Adobe, Inc.(a)	1,279	492,888
ANSYS, Inc.(a)	240	79,872

Company	Shares	U.S. $ Value

Aspen Technology, Inc.(a)	80	$18,310
Atlassian Corp. - Class A(a)	411	70,351
Autodesk, Inc.(a)	594	123,647
Bentley Systems, Inc. - Class B	533	22,914
BILL Holdings, Inc.(a)	259	21,015
Black Knight, Inc.	429	24,693
Cadence Design Systems, Inc.(a)	755	158,618
Ceridian HCM Holding, Inc.(a)	380	27,824
Check Point Software Technologies Ltd.(a)	276	35,880
Cloudflare, Inc. - Class A(a)	705	43,470
Coinbase Global, Inc. - Class A(a)	344	23,244
Constellation Software, Inc./Canada	56	105,284
Crowdstrike Holdings, Inc. - Class A(a)	562	77,140
CyberArk Software Ltd.(a)	112	16,574
Dassault Systemes SE	1,833	75,613
Datadog, Inc. - Class A(a)	683	49,627
Descartes Systems Group, Inc. (The)(a)	233	18,805
DocuSign, Inc.(a)	552	32,182
Dropbox, Inc. - Class A(a)	757	16,366
Fair Isaac Corp.(a)	69	48,486
Fortinet, Inc.(a)	1,827	121,422
Gen Digital, Inc.	1,612	27,662
HubSpot, Inc.(a)	127	54,451
Intuit, Inc.	735	327,685
Microsoft Corp.	19,482	5,616,661
Nemetschek SE	159	10,976
Nice Ltd.(a)	175	39,865
Open Text Corp.	743	28,659
Oracle Corp.	4,450	413,494
Oracle Corp. Japan	142	10,255
Palantir Technologies, Inc. - Class A(a)	4,628	39,107
Palo Alto Networks, Inc.(a)	832	166,184
Paycom Software, Inc.(a)	141	42,865
Paylocity Holding Corp.(a)	115	22,860
PTC, Inc.(a)	307	39,367
Roper Technologies, Inc.	292	128,681
Sage Group PLC (The)	2,804	26,908
Salesforce, Inc.(a)	2,751	549,595
SAP SE	2,873	362,775
ServiceNow, Inc.(a)	557	258,849
Splunk, Inc.(a)	448	42,954
Synopsys, Inc.(a)	421	162,611
Temenos AG (REG)	175	12,178
Trend Micro, Inc./Japan	389	19,084
Tyler Technologies, Inc.(a)	115	40,784
Unity Software, Inc.(a)	682	22,124
VMware, Inc. - Class A(a)	584	72,912
WiseTech Global Ltd.	405	17,842
Workday, Inc. - Class A	553	114,217
Xero Ltd.(a)	372	22,562
Zoom Video Communications, Inc. - Class A(a)	608	44,895

Company	Shares	U.S. $ Value

Zscaler, Inc.(a)	238	$27,805

		10,471,092

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	43,762	7,216,354
Brother Industries Ltd.	585	8,813
Canon, Inc.	2,711	60,374
Dell Technologies, Inc. - Class C	713	28,670
FUJIFILM Holdings Corp.	1,009	51,220
Hewlett Packard Enterprise Co.	3,539	56,376
HP, Inc.	2,767	81,211
Logitech International SA (REG)	476	27,782
NetApp, Inc.	598	38,182
Ricoh Co., Ltd.	1,472	11,042
Seagate Technology Holdings PLC	540	35,705
Seiko Epson Corp.(b)	692	9,887
Western Digital Corp.(a)	874	32,924

		7,658,540

		30,082,149

Financials – 9.0%
Banks – 3.3%
ABN AMRO Bank NV(c)	1,111	17,618
AIB Group PLC	2,941	11,904
ANZ Group Holdings Ltd.	8,228	126,794
Banco Bilbao Vizcaya Argentaria SA(b)	16,588	118,594
Banco Santander SA	46,199	172,160
Bank Hapoalim BM	3,493	29,071
Bank Leumi Le-Israel BM	4,246	32,120
Bank of America Corp.	19,862	568,053
Bank of Ireland Group PLC	2,944	29,788
Bank of Montreal(b)	1,863	165,940
Bank of Nova Scotia (The)	3,277	165,050
Banque Cantonale Vaudoise (REG)	83	7,832
Barclays PLC	43,616	78,505
BNP Paribas Emissions- und Handelsgesellschaft mbH	10,251	121,734
BNP Paribas SA	3,056	182,497
BOC Hong Kong Holdings Ltd.	10,031	31,229
CaixaBank SA	12,195	47,584
Canadian Imperial Bank of Commerce(b)	2,492	105,673
Chiba Bank Ltd. (The)	1,414	9,126
Citigroup, Inc.	5,328	249,830
Citizens Financial Group, Inc.	1,355	41,151
Commerzbank AG(a)	2,928	30,827
Commonwealth Bank of Australia(b)	4,662	307,811
Concordia Financial Group Ltd.(b)	2,921	10,767
Credit Agricole SA	3,347	37,758
Danske Bank A/S(a)	1,897	38,165
DBS Group Holdings Ltd.	4,175	103,798
DNB Bank ASA	2,558	45,777
Erste Group Bank AG	946	31,340
Fifth Third Bancorp	1,888	50,296
FinecoBank Banca Fineco SpA	1,678	25,709
First Citizens BancShares, Inc./NC - Class A	30	29,193
First Horizon Corp.	1,476	26,243

Company	Shares	U.S. $ Value

First International Bank of Israel Ltd.	151	$5,345
First Republic Bank/CA(b)	503	7,037
Hang Seng Bank Ltd.	1,305	18,551
HSBC Holdings PLC	54,930	373,331
Huntington Bancshares, Inc./OH	3,968	44,442
Intesa Sanpaolo SpA	44,401	113,953
Israel Discount Bank Ltd. - Class A	3,402	16,711
Japan Post Bank Co., Ltd.(b)	1,118	9,131
JPMorgan Chase & Co.	8,069	1,051,471
KBC Group NV	688	47,273
KeyCorp	2,566	32,126
Lloyds Banking Group PLC	185,077	108,816
M&T Bank Corp.	475	56,796
Mediobanca Banca di Credito Finanziario SpA	1,633	16,410
Mitsubishi UFJ Financial Group, Inc.	32,787	210,121
Mizrahi Tefahot Bank Ltd.	424	13,292
Mizuho Financial Group, Inc.	6,554	92,854
National Australia Bank Ltd.(b)	8,672	161,588
National Bank of Canada	926	66,235
NatWest Group PLC	14,620	47,705
Nordea Bank Abp (Stockholm)	9,100	97,173
Oversea-Chinese Banking Corp., Ltd.	8,327	77,623
PNC Financial Services Group, Inc. (The)	1,110	141,081
Regions Financial Corp.	2,570	47,699
Resona Holdings, Inc.	5,922	28,569
Royal Bank of Canada	3,804	363,794
Shizuoka Financial Group, Inc.	1,194	8,574
Skandinaviska Enskilda Banken AB - Class A(a)	4,445	49,065
Societe Generale SA	2,221	50,042
Standard Chartered PLC	6,768	51,295
Sumitomo Mitsui Financial Group, Inc.(b)	3,533	141,382
Sumitomo Mitsui Trust Holdings, Inc.(b)	917	31,504
Svenska Handelsbanken AB - Class A	4,012	34,747
Swedbank AB - Class A	2,491	40,964
Toronto-Dominion Bank (The)	4,988	298,763
Truist Financial Corp.	3,650	124,465
UniCredit SpA	5,284	99,592
United Overseas Bank Ltd.	2,692	60,379
US Bancorp	3,883	139,982
Webster Financial Corp.	479	18,882
Wells Fargo & Co.	10,482	391,817
Westpac Banking Corp.	9,631	140,224

		7,980,741

Capital Markets – 1.8%
3i Group PLC	2,677	55,798
Abrdn PLC	5,579	14,042
Ameriprise Financial, Inc.	293	89,804
Amundi SA(c)	168	10,586
Ares Management Corp. - Class A	429	35,796
ASX Ltd.(b)	532	23,233
Bank of New York Mellon Corp. (The)	2,112	95,969
BlackRock, Inc.	414	277,016
Blackstone, Inc.	1,931	169,619
Brookfield Asset Management Ltd. - Class A (Canada)	973	31,872
Brookfield Corp. (Canada)	3,896	126,926
Carlyle Group, Inc. (The)	550	17,083

Company	Shares	U.S. $ Value

Cboe Global Markets, Inc.	292	$39,198
Charles Schwab Corp. (The)	3,996	209,310
CME Group, Inc.	990	189,605
Credit Suisse Group AG (REG)	9,908	8,898
Daiwa Securities Group, Inc.(b)	3,663	17,196
Deutsche Bank AG (REG)	5,685	57,812
Deutsche Boerse AG	523	101,833
EQT AB(b)	977	19,958
Euronext NV(c)	236	18,072
FactSet Research Systems, Inc.	105	43,584
Franklin Resources, Inc.	824	22,199
Futu Holdings Ltd. (ADR)(a) (b)	150	7,777
Goldman Sachs Group, Inc. (The)	926	302,904
Hargreaves Lansdown PLC	978	9,689
Hong Kong Exchanges & Clearing Ltd.	2,590	114,801
IGM Financial, Inc.(b)	228	6,814
Intercontinental Exchange, Inc.	1,537	160,294
Invesco Ltd.	938	15,383
Japan Exchange Group, Inc.(b)	1,288	19,698
Julius Baer Group Ltd.	588	40,165
KKR & Co., Inc.	1,540	80,881
London Stock Exchange Group PLC	901	87,514
LPL Financial Holdings, Inc.	219	44,326
Macquarie Group Ltd.	1,010	119,584
MarketAxess Holdings, Inc.	104	40,694
Moody’s Corp.	454	138,933
Morgan Stanley	3,487	306,159
MSCI, Inc.	220	123,132
Nasdaq, Inc.	946	51,718
Nomura Holdings, Inc.	7,921	30,538
Northern Trust Corp.	545	48,031
Onex Corp.	194	9,069
Partners Group Holding AG	63	59,328
Raymond James Financial, Inc.	533	49,713
S&P Global, Inc.	916	315,809
SBI Holdings, Inc./Japan(b)	595	11,817
Schroders PLC	2,439	13,908
SEI Investments Co.	315	18,128
Singapore Exchange Ltd.	1,635	11,578
St. James’s Place PLC	1,497	22,463
State Street Corp.	1,010	76,447
T. Rowe Price Group, Inc.	615	69,433
TMX Group Ltd.	153	15,453
Tradeweb Markets, Inc. - Class A	306	24,180
UBS Group AG (REG)	9,211	194,912

		4,316,682

Consumer Finance – 0.2%
Ally Financial, Inc.	821	20,927
American Express Co.	1,748	288,333
Capital One Financial Corp.	1,050	100,968
Discover Financial Services	752	74,328
Synchrony Financial	1,239	36,030

		520,586

Financial Services – 1.8%
Adyen NV(a) (c)	60	95,606
Apollo Global Management, Inc.	1,102	69,602

Company	Shares	U.S. $ Value

Berkshire Hathaway, Inc. - Class B(a)	3,582	$1,106,014
Block, Inc.(a)	1,479	101,533
Edenred	687	40,660
Element Fleet Management Corp.	1,081	14,197
Equitable Holdings, Inc.	1,018	25,847
Eurazeo SE	120	8,542
EXOR NV(a)	298	24,573
Fidelity National Information Services, Inc.	1,632	88,666
Fiserv, Inc.(a)	1,660	187,630
FleetCor Technologies, Inc.(a)	193	40,694
Global Payments, Inc.	744	78,299
GMO Payment Gateway, Inc.	164	14,199
Groupe Bruxelles Lambert NV	274	23,383
Industrivarden AB - Class A	358	9,676
Industrivarden AB - Class C	423	11,406
Investor AB - Class A	1,371	27,975
Investor AB - Class B	5,011	99,822
Jack Henry & Associates, Inc.	201	30,295
Kinnevik AB - Class B(a)	667	9,974
L E Lundbergforetagen AB - Class B	209	9,465
M&G PLC	6,135	15,037
Mastercard, Inc. - Class A	2,362	858,374
Mitsubishi HC Capital, Inc.	1,723	8,897
Nexi SpA(a) (c)	1,623	13,190
Nuvei Corp.(a) (c)	179	7,798
ORIX Corp.	3,231	53,273
PayPal Holdings, Inc.(a)	2,979	226,225
Sofina SA(b)	43	9,658
Toast, Inc. - Class A(a)	689	12,230
Visa, Inc. - Class A	4,479	1,009,835
Wendel SE	74	7,825
Worldline SA/France(a) (c)	658	27,964

		4,368,364

Insurance – 1.9%
Admiral Group PLC	499	12,530
Aegon NV	4,932	21,174
Aflac, Inc.	1,625	104,845
Ageas SA/NV	443	19,163
AIA Group Ltd.	31,637	331,788
Allianz SE (REG)	1,110	256,228
Allstate Corp. (The)	730	80,891
American Financial Group, Inc./OH	199	24,179
American International Group, Inc.	2,044	102,936
Aon PLC - Class A	569	179,400
Arch Capital Group Ltd.(a)	1,018	69,092
Arthur J Gallagher & Co.	580	110,960
Assicurazioni Generali SpA	3,055	60,870
Assurant, Inc.	146	17,530
Aviva PLC	7,711	38,517
AXA SA	5,174	157,898
Baloise Holding AG (REG)	126	19,620
Brown & Brown, Inc.	662	38,012
Chubb Ltd.	1,142	221,754
Cincinnati Financial Corp.	411	46,065
Dai-ichi Life Holdings, Inc.(b)	2,613	48,036
Erie Indemnity Co. - Class A	70	16,216

Company	Shares	U.S. $ Value

Everest Re Group Ltd.	108	$38,666
Fairfax Financial Holdings Ltd.	63	41,899
Fidelity National Financial, Inc.	711	24,835
Gjensidige Forsikring ASA	550	8,994
Globe Life, Inc.	254	27,945
Great-West Lifeco, Inc.(b)	769	20,381
Hannover Rueck SE	166	32,466
Hartford Financial Services Group, Inc. (The)	875	60,979
iA Financial Corp., Inc.	290	18,381
Insurance Australia Group Ltd.	6,781	21,345
Intact Financial Corp.	482	68,981
Japan Post Holdings Co., Ltd.	6,467	52,486
Japan Post Insurance Co., Ltd.	492	7,668
Legal & General Group PLC	16,430	48,593
Loews Corp.	555	32,201
Manulife Financial Corp.(b)	5,181	95,071
Markel Corp.(a)	37	47,264
Marsh & McLennan Cos., Inc.	1,365	227,341
Medibank Pvt Ltd.(b)	7,576	17,097
MetLife, Inc.	1,835	106,320
MS&AD Insurance Group Holdings, Inc.	1,092	33,842
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	386	134,959
NN Group NV	767	27,850
Phoenix Group Holdings PLC	2,063	13,939
Poste Italiane SpA(c)	1,437	14,654
Power Corp. of Canada	1,516	38,744
Principal Financial Group, Inc.	673	50,017
Progressive Corp. (The)	1,610	230,327
Prudential Financial, Inc.	1,013	83,816
Prudential PLC	7,563	103,550
QBE Insurance Group Ltd.	4,084	39,984
Sampo Oyj - Class A	1,320	62,284
Sompo Holdings, Inc.	822	32,572
Sun Life Financial, Inc.(b)	1,613	75,357
Suncorp Group Ltd.	3,477	28,251
Swiss Life Holding AG (REG)	85	52,454
Swiss Re AG	830	85,269
T&D Holdings, Inc.(b)	1,396	17,302
Tokio Marine Holdings, Inc.	5,012	96,456
Travelers Cos., Inc. (The)	645	110,559
Tryg A/S	990	21,647
Willis Towers Watson PLC	298	69,249
WR Berkley Corp.	584	36,360
Zurich Insurance Group AG	414	198,388

		4,634,447

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	1,287	24,595

		21,845,415

Health Care – 8.1%
Biotechnology – 1.2%
AbbVie, Inc.	4,865	775,335
Alnylam Pharmaceuticals, Inc.(a)	339	67,908
Amgen, Inc.	1,468	354,889
Argenx SE(a)	153	56,532

Company	Shares	U.S. $ Value

Biogen, Inc.(a)	397	$110,378
BioMarin Pharmaceutical, Inc.(a)	511	49,690
CSL Ltd.	1,327	257,001
Exact Sciences Corp.(a)	489	33,159
Genmab A/S(a)	182	68,797
Gilead Sciences, Inc.	3,450	286,246
Grifols SA(a) (b)	820	8,117
Horizon Therapeutics PLC(a)	592	64,611
Incyte Corp.(a)	520	37,580
Moderna, Inc.(a)	899	138,068
Neurocrine Biosciences, Inc.(a)	265	26,823
Regeneron Pharmaceuticals, Inc.(a)	295	242,393
Seagen, Inc.(a)	383	77,546
Swedish Orphan Biovitrum AB(a)	468	10,905
United Therapeutics Corp.(a)	126	28,219
Vertex Pharmaceuticals, Inc.(a)	707	222,754

		2,916,951

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	4,797	485,744
Alcon, Inc.	1,375	97,608
Align Technology, Inc.(a)	205	68,499
Asahi Intecc Co., Ltd.(b)	541	9,559
Avantor, Inc.(a)	1,854	39,194
Baxter International, Inc.	1,387	56,257
Becton Dickinson and Co.	780	193,081
BioMerieux	115	12,123
Boston Scientific Corp.(a)	3,940	197,118
Carl Zeiss Meditec AG	111	15,461
Cochlear Ltd.(b)	181	28,815
Coloplast A/S - Class B	327	43,055
Cooper Cos., Inc. (The)	136	50,777
Demant A/S(a)	253	8,882
DENTSPLY SIRONA, Inc.	591	23,215
Dexcom, Inc.(a)	1,063	123,499
DiaSorin SpA	70	7,377
Edwards Lifesciences Corp.(a)	1,701	140,724
EssilorLuxottica SA	800	144,258
Fisher & Paykel Healthcare Corp., Ltd.	1,588	26,547
GE Healthcare, Inc.(a)	1,001	82,112
Getinge AB - Class B	629	15,340
Hologic, Inc.(a)	676	54,553
Hoya Corp.	1,048	115,817
IDEXX Laboratories, Inc.(a)	228	114,018
Insulet Corp.(a)	191	60,921
Intuitive Surgical, Inc.(a)	973	248,572
Koninklijke Philips NV	2,446	44,925
Masimo Corp.(a)	138	25,467
Medtronic PLC	3,659	294,989
Novocure Ltd.(a)	260	15,636
Olympus Corp.	3,280	57,606
ResMed, Inc.	403	88,253
Siemens Healthineers AG(c)	776	44,738

Company	Shares	U.S. $ Value

Smith & Nephew PLC	2,395	$33,292
Sonova Holding AG (REG)	143	42,183
STERIS PLC	275	52,602
Straumann Holding AG (REG)	307	46,045
Stryker Corp.	937	267,485
Sysmex Corp.	491	32,225
Teleflex, Inc.	129	32,677
Terumo Corp.	1,751	47,356
Zimmer Biomet Holdings, Inc.	578	74,678

		3,663,283

Health Care Providers & Services – 1.3%
AmerisourceBergen Corp.	425	68,047
Amplifon SpA	342	11,854
Cardinal Health, Inc.	721	54,435
Centene Corp.(a)	1,558	98,481
Cigna Group (The)	837	213,879
CVS Health Corp.	3,615	268,631
DaVita, Inc.(a)	149	12,085
EBOS Group Ltd.	445	12,967
Elevance Health, Inc.	657	302,095
Fresenius Medical Care AG & Co. KGaA	565	23,981
Fresenius SE & Co. KGaA	1,162	31,378
HCA Healthcare, Inc.	584	153,989
Henry Schein, Inc.(a)	373	30,414
Humana, Inc.	349	169,426
Laboratory Corp. of America Holdings	244	55,978
McKesson Corp.	390	138,859
Molina Healthcare, Inc.(a)	161	43,066
Quest Diagnostics, Inc.	314	44,425
Ramsay Health Care Ltd.(b)	504	22,520
Sonic Healthcare Ltd.	1,250	29,304
UnitedHealth Group, Inc.	2,571	1,215,029
Universal Health Services, Inc. - Class B	177	22,497

		3,023,340

Health Care Technology – 0.0%
M3, Inc.	1,130	28,441
Veeva Systems, Inc. - Class A(a)	387	71,127

		99,568

Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	812	112,332
Bachem Holding AG (REG)	91	9,151
Bio-Rad Laboratories, Inc. - Class A(a)	62	29,699
Bio-Techne Corp.	432	32,050
Charles River Laboratories International, Inc.(a)	140	28,255
Danaher Corp.	1,903	479,632
Eurofins Scientific SE	371	24,842
Illumina, Inc.(a)	433	100,694
IQVIA Holdings, Inc.(a)	511	101,633
Lonza Group AG (REG)	205	123,410
Mettler-Toledo International, Inc.(a)	62	94,873
PerkinElmer, Inc.	348	46,375
QIAGEN NV(a)	626	28,512
Repligen Corp.(a)	145	24,412

Company	Shares	U.S. $ Value

Sartorius AG (Preference Shares)	67	$28,238
Sartorius Stedim Biotech	76	23,317
Thermo Fisher Scientific, Inc.	1,079	621,903
Waters Corp.(a)	164	50,779
West Pharmaceutical Services, Inc.	204	70,680

		2,030,787

Pharmaceuticals – 3.3%
Astellas Pharma, Inc.	4,985	70,824
AstraZeneca PLC	4,263	590,657
Bayer AG (REG)	2,703	172,672
Bristol-Myers Squibb Co.	5,849	405,394
Catalent, Inc.(a)	470	30,884
Chugai Pharmaceutical Co., Ltd.	1,783	44,027
Daiichi Sankyo Co., Ltd.	4,758	173,561
Eisai Co., Ltd.	645	36,636
Elanco Animal Health, Inc.(a)	1,174	11,036
Eli Lilly & Co.	2,222	763,079
GSK PLC	11,189	197,702
Hikma Pharmaceuticals PLC	454	9,410
Ipsen SA	104	11,452
Jazz Pharmaceuticals PLC(a)	174	25,461
Johnson & Johnson	7,193	1,114,915
Kyowa Kirin Co., Ltd.	705	15,391
Merck & Co., Inc.	6,975	742,070
Merck KGaA	356	66,371
Nippon Shinyaku Co., Ltd.	106	4,677
Novartis AG (REG)	5,930	544,484
Novo Nordisk A/S - Class B	4,554	723,272
Ono Pharmaceutical Co., Ltd.	994	20,713
Orion Oyj - Class B	294	13,141
Otsuka Holdings Co., Ltd.	978	31,051
Pfizer, Inc.	15,442	630,034
Recordati Industria Chimica e Farmaceutica SpA	287	12,140
Roche Holding AG (BR)	74	22,236
Roche Holding AG (Genusschein)	1,933	552,340
Royalty Pharma PLC - Class A	970	34,949
Sanofi	3,138	340,406
Shionogi & Co., Ltd.	759	34,235
Takeda Pharmaceutical Co., Ltd.	4,043	132,786
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	3,055	27,037
UCB SA	348	31,103
Viatris, Inc.	3,335	32,083
Zoetis, Inc.	1,282	213,376

		7,881,605

		19,615,534

Industrials – 6.6%
Aerospace & Defense – 1.0%
Airbus SE	1,626	217,181
Axon Enterprise, Inc.(a)	186	41,822
BAE Systems PLC	8,497	102,781
Boeing Co. (The)(a)	1,558	330,966
CAE, Inc.(a)	874	19,763
Dassault Aviation SA	69	13,650
Elbit Systems Ltd.	74	12,603

Company	Shares	U.S. $ Value

General Dynamics Corp.	642	$146,511
HEICO Corp.	120	20,525
HEICO Corp. - Class A	204	27,723
Howmet Aerospace, Inc.	1,024	43,387
Huntington Ingalls Industries, Inc.	110	22,772
Kongsberg Gruppen ASA	244	9,863
L3Harris Technologies, Inc.	524	102,830
Lockheed Martin Corp.	649	306,802
MTU Aero Engines AG	147	36,785
Northrop Grumman Corp.	403	186,073
Raytheon Technologies Corp.	4,044	396,029
Rheinmetall AG	120	35,550
Rolls-Royce Holdings PLC(a)	23,018	42,396
Safran SA	941	139,302
Singapore Technologies Engineering Ltd.	3,908	10,758
Textron, Inc.	574	40,542
Thales SA	294	43,467
TransDigm Group, Inc.	143	105,398

		2,455,479

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	324	32,196
Deutsche Post AG (REG)	2,727	127,721
DSV A/S	515	99,857
Expeditors International of Washington, Inc.	438	48,233
FedEx Corp.	680	155,373
Kuehne & Nagel International AG (REG)	150	44,675
Nippon Express Holdings, Inc.	241	14,542
SG Holdings Co., Ltd.	752	11,151
United Parcel Service, Inc. - Class B	2,008	389,532
Yamato Holdings Co., Ltd.(b)	696	11,947

		935,227

Building Products – 0.4%
A O Smith Corp.	349	24,133
AGC, Inc.	522	19,461
Allegion PLC	242	25,829
Assa Abloy AB - Class B	2,757	66,037
Carlisle Cos., Inc.	143	32,328
Carrier Global Corp.	2,300	105,225
Cie de Saint-Gobain	1,348	76,625
Daikin Industries Ltd.(b)	719	128,993
Fortune Brands Innovations, Inc.	353	20,732
Geberit AG (REG)	99	55,286
Johnson Controls International PLC	1,889	113,756
Kingspan Group PLC	425	29,123
Lennox International, Inc.	88	22,113
Lixil Corp.	772	12,743
Masco Corp.	620	30,826
Nibe Industrier AB - Class B	4,168	47,512
Otis Worldwide Corp.	1,146	96,722
Owens Corning	257	24,621
ROCKWOOL A/S - Class B	25	6,130
TOTO Ltd.	361	12,095
Xinyi Glass Holdings Ltd.	4,186	7,488

		957,778

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.3%
Brambles Ltd.	3,820	$34,442
Cintas Corp.	252	116,595
Copart, Inc.(a)	1,179	88,673
Dai Nippon Printing Co., Ltd.(b)	566	15,847
GFL Environmental, Inc.	500	17,240
Rentokil Initial PLC	6,932	50,663
Republic Services, Inc.	609	82,349
Ritchie Bros Auctioneers, Inc.	305	17,160
Rollins, Inc.	609	22,856
Secom Co., Ltd.	570	35,128
Securitas AB - Class B	1,353	12,036
TOPPAN, Inc.	636	12,817
Waste Connections, Inc.	708	98,461
Waste Management, Inc.	1,129	184,219

		788,486

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	596	18,982
AECOM	363	30,608
Bouygues SA	618	20,843
Eiffage SA	229	24,782
Epiroc AB - Class A	1,812	35,968
Epiroc AB - Class B	1,072	18,278
Ferrovial SA	1,340	39,460
Kajima Corp.	1,103	13,310
Metso Outotec Oyj	1,824	19,917
Obayashi Corp.	1,784	13,652
Quanta Services, Inc.	393	65,490
Shimizu Corp.	1,517	8,597
Skanska AB - Class B	935	14,321
Taisei Corp.	500	15,469
Vinci SA	1,481	169,785
WSP Global, Inc.	343	44,929

		554,391

Electrical Equipment – 0.6%
ABB Ltd. (REG)	4,323	148,718
AMETEK, Inc.	632	91,849
Eaton Corp. PLC	1,094	187,446
Emerson Electric Co.	1,627	141,777
First Solar, Inc.(a)	264	57,420
Fuji Electric Co., Ltd.	330	13,032
Generac Holdings, Inc.(a)	175	18,902
Hubbell, Inc.	148	36,010
Legrand SA	734	67,067
Mitsubishi Electric Corp.	5,258	62,834
Nidec Corp.	1,183	61,564
Plug Power, Inc.(a) (b)	1,443	16,912
Prysmian SpA	700	29,393
Rockwell Automation, Inc.	316	92,730
Schneider Electric SE	1,493	249,516
Sensata Technologies Holding PLC	421	21,058
Siemens Energy AG(a)	1,199	26,440
Vestas Wind Systems A/S	2,778	80,963

		1,403,631

Company	Shares	U.S. $ Value

Ground Transportation – 0.7%
Aurizon Holdings Ltd.(b)	5,063	$11,404
Canadian National Railway Co.	1,581	186,550
Canadian Pacific Railway Ltd. (Canada)(b)	2,559	197,051
Central Japan Railway Co.	407	48,563
CSX Corp.	5,783	173,143
East Japan Railway Co.(b)	793	43,886
Grab Holdings Ltd. - Class A(a) (b)	3,203	9,641
Hankyu Hanshin Holdings, Inc.	538	15,953
JB Hunt Transport Services, Inc.	228	40,005
Keio Corp.(b)	216	7,585
Keisei Electric Railway Co., Ltd.(b)	351	10,812
Kintetsu Group Holdings Co., Ltd.(b)	428	13,787
Knight-Swift Transportation Holdings, Inc.	420	23,764
MTR Corp., Ltd.	3,764	18,166
Norfolk Southern Corp.	637	135,044
Odakyu Electric Railway Co., Ltd.(b)	726	9,445
Old Dominion Freight Line, Inc.	259	88,278
TFI International, Inc.	216	25,775
Tobu Railway Co., Ltd.(b)	482	11,539
Tokyu Corp.(b)	1,453	19,342
U-Haul Holding Co.	243	12,599
Uber Technologies, Inc.(a)	4,114	130,414
Union Pacific Corp.	1,692	340,532
West Japan Railway Co.	548	22,573

		1,595,851

Industrial Conglomerates – 0.6%
3M Co.	1,521	159,872
CK Hutchison Holdings Ltd.	7,047	43,597
DCC PLC	272	15,855
General Electric Co.	3,006	287,374
Hitachi Ltd.	2,622	144,107
Honeywell International, Inc.	1,850	353,572
Investment AB Latour - Class B(b)	407	8,286
Jardine Cycle & Carriage Ltd.(b)	1,000	23,549
Jardine Matheson Holdings Ltd.	640	31,131
Keppel Corp., Ltd.	3,974	16,861
Lifco AB - Class B	641	13,822
Melrose Industries PLC	11,153	22,970
Siemens AG (REG)	2,105	341,018
Smiths Group PLC	975	20,678
Toshiba Corp.(b)	1,045	35,091

		1,517,783

Machinery – 1.2%
Alfa Laval AB	797	28,459
Alstom SA	879	23,932
Atlas Copco AB - Class A	7,389	93,606
Atlas Copco AB - Class B	4,293	49,381
Caterpillar, Inc.	1,432	327,699
CNH Industrial NV	2,815	43,073
Cummins, Inc.	388	92,685
Daifuku Co., Ltd.	906	16,822
Daimler Truck Holding AG(a)	1,245	42,018
Deere & Co.	789	325,762

Company	Shares	U.S. $ Value

Dover Corp.	386	$58,649
FANUC Corp.	2,570	92,808
Fortive Corp.	925	63,057
GEA Group AG	416	18,977
Graco, Inc.	464	33,877
Hitachi Construction Machinery Co., Ltd.	258	6,013
Hoshizaki Corp.(b)	302	11,157
Husqvarna AB - Class B	1,154	10,017
IDEX Corp.	208	48,054
Illinois Tool Works, Inc.	845	205,715
Indutrade AB	751	15,982
Ingersoll Rand, Inc.	1,114	64,813
Knorr-Bremse AG	200	13,322
Komatsu Ltd.	2,500	62,063
Kone Oyj - Class B	901	46,991
Kubota Corp.	2,751	41,709
Kurita Water Industries Ltd.(b)	279	12,780
Makita Corp.(b)	595	14,818
MINEBEA MITSUMI, Inc.(b)	933	17,817
MISUMI Group, Inc.	730	18,344
Mitsubishi Heavy Industries Ltd.	863	31,794
NGK Insulators Ltd.(b)	596	7,903
Nordson Corp.	142	31,561
PACCAR, Inc.	1,435	105,042
Parker-Hannifin Corp.	354	118,983
Pentair PLC	452	24,982
Rational AG	15	10,083
Sandvik AB	2,933	62,255
Schindler Holding AG	112	24,817
Schindler Holding AG (REG)	65	13,755
Sembcorp Marine Ltd.(a)	75,843	6,807
SKF AB - Class B	1,054	20,761
SMC Corp.	210	111,324
Snap-on, Inc.	147	36,293
Spirax-Sarco Engineering PLC	203	29,805
Stanley Black & Decker, Inc.	407	32,796
Techtronic Industries Co., Ltd.	3,244	35,149
Toro Co. (The)	286	31,792
Toyota Industries Corp.	406	22,619
Trane Technologies PLC	634	116,643
VAT Group AG(b) (c)	75	27,096
Volvo AB - Class A	550	11,830
Volvo AB - Class B	4,151	85,538
Wartsila OYJ Abp(b)	1,302	12,287
Westinghouse Air Brake Technologies Corp.	476	48,105
Xylem, Inc./NY	496	51,931

		3,012,351

Marine Transportation – 0.0%
AP Moller - Maersk A/S - Class A	9	15,966
AP Moller - Maersk A/S - Class B	14	25,448
Mitsui OSK Lines Ltd.(b)	917	22,996
Nippon Yusen KK(b)	1,289	30,109
SITC International Holdings Co., Ltd.	3,000	6,448

		100,967

Company	Shares	U.S. $ Value

Passenger Airlines – 0.0%
Air Canada(a) (b)	483	$6,844
ANA Holdings, Inc.(a)	395	8,585
Delta Air Lines, Inc.(a)	441	15,400
Deutsche Lufthansa AG (REG)(a)	1,644	18,286
Japan Airlines Co., Ltd.	358	6,980
Qantas Airways Ltd.(a)	2,542	11,346
Singapore Airlines Ltd.(b)	2,936	12,664
Southwest Airlines Co.	408	13,276

		93,381

Professional Services – 0.7%
Adecco Group AG (REG)	440	16,027
Automatic Data Processing, Inc.	1,142	254,244
BayCurrent Consulting, Inc.	300	12,455
Booz Allen Hamilton Holding Corp.	364	33,739
Broadridge Financial Solutions, Inc.	324	47,489
Bureau Veritas SA	808	23,216
Clarivate PLC(a) (b)	834	7,831
Computershare Ltd.	1,494	21,701
CoStar Group, Inc.(a)	1,119	77,043
Equifax, Inc.	337	68,357
Experian PLC	2,534	83,439
Intertek Group PLC	444	22,238
Jacobs Solutions, Inc.	348	40,894
Leidos Holdings, Inc.	357	32,865
Nihon M&A Center Holdings, Inc.	797	5,974
Paychex, Inc.	893	102,329
Persol Holdings Co., Ltd.	481	9,685
Randstad NV	329	19,531
Recruit Holdings Co., Ltd.	3,886	106,900
RELX PLC (London)	5,268	170,614
Robert Half International, Inc.	299	24,090
SGS SA (REG)	18	39,703
SS&C Technologies Holdings, Inc.	624	35,237
Teleperformance	163	39,386
Thomson Reuters Corp.	463	60,240
TransUnion	530	32,934
Verisk Analytics, Inc.	431	82,692
Wolters Kluwer NV	709	89,502

		1,560,355

Trading Companies & Distributors – 0.4%
AerCap Holdings NV(a)	372	20,918
Ashtead Group PLC	1,208	74,177
Brenntag SE	425	31,984
Bunzl PLC	928	35,053
Fastenal Co.	1,576	85,009
Ferguson PLC	572	76,505
ITOCHU Corp.(b)	3,201	104,245
Marubeni Corp.	4,208	57,228
Mitsubishi Corp.	3,411	122,579
Mitsui & Co., Ltd.	3,931	122,529
MonotaRO Co., Ltd.(b)	632	7,960
Reece Ltd.(b)	621	7,278
Sumitomo Corp.	3,089	54,723
Toromont Industries Ltd.	226	18,550

Company	Shares	U.S. $ Value

Toyota Tsusho Corp.	592	$25,241
United Rentals, Inc.	191	75,590
WW Grainger, Inc.	126	86,790

		1,006,359

Transportation Infrastructure – 0.1%
Aena SME SA(a) (c)	207	33,474
Aeroports de Paris(a)	82	11,706
Auckland International Airport Ltd.(a)	3,443	18,737
Getlink SE	1,210	19,928
Transurban Group(b)	8,458	80,760

		164,605

		16,146,644

Consumer Discretionary – 6.4%
Automobile Components – 0.2%
Aisin Corp.	343	9,454
Aptiv PLC(a)	746	83,694
BorgWarner, Inc.	644	31,627
Bridgestone Corp.	1,568	63,696
Cie Generale des Etablissements Michelin SCA	1,866	57,040
Continental AG	303	22,704
Denso Corp.(b)	1,160	65,479
Koito Manufacturing Co., Ltd.	562	10,653
Lear Corp.	163	22,737
Magna International, Inc.	747	40,011
Sumitomo Electric Industries Ltd.	1,919	24,653
Valeo	569	11,676

		443,424

Automobiles – 1.3%
Bayerische Motoren Werke AG	911	99,844
Bayerische Motoren Werke AG (Preference Shares)	164	16,764
Dr Ing hc F Porsche AG (Preference Shares)(a)	314	40,302
Ferrari NV	347	94,031
Ford Motor Co.	10,865	136,899
General Motors Co.	3,908	143,345
Honda Motor Co., Ltd.(b)	4,423	116,994
Isuzu Motors Ltd.	1,512	18,070
Lucid Group, Inc.(a) (b)	1,155	9,286
Mazda Motor Corp.	1,465	13,513
Mercedes-Benz Group AG	2,207	169,724
Nissan Motor Co., Ltd.	6,379	24,142
Porsche Automobil Holding SE (Preference Shares)	421	24,168
Renault SA(a)	529	21,560
Rivian Automotive, Inc. - Class A(a) (b)	879	13,607
Stellantis NV (Milan)	6,187	112,518
Subaru Corp.	1,681	26,835
Suzuki Motor Corp.	981	35,726
Tesla, Inc.(a)	7,384	1,531,885
Toyota Motor Corp.(b)	29,170	415,247
Volkswagen AG	82	14,065
Volkswagen AG (Preference Shares)	511	69,737

Company	Shares	U.S. $ Value

Volvo Car AB - Class B(a)	1,639	$7,170
Yamaha Motor Co., Ltd.	795	20,806

		3,176,238

Broadline Retail – 1.4%
Amazon.com, Inc.(a)	25,258	2,608,899
Canadian Tire Corp., Ltd. - Class A(b)	152	19,836
Cie Financiere Richemont SA (REG)	1,436	230,271
Dollarama, Inc.	751	44,882
eBay, Inc.	1,493	66,245
Etsy, Inc.(a)	346	38,520
MercadoLibre, Inc.(a)	125	164,758
Next PLC	356	28,936
Pan Pacific International Holdings Corp.	971	18,785
Prosus NV	2,205	172,660
Rakuten Group, Inc.(b)	2,313	10,787
Wesfarmers Ltd.	3,121	105,485

		3,510,064

Distributors – 0.1%
D’ieteren Group	69	13,426
Genuine Parts Co.	389	65,084
LKQ Corp.	698	39,618
Pool Corp.	108	36,984

		155,112

Diversified Consumer Services – 0.0%
IDP Education Ltd.(b)	574	10,578
Pearson PLC	1,777	18,596

		29,174

Hotels, Restaurants & Leisure – 1.2%
Accor SA(a)	470	15,280
Airbnb, Inc. - Class A(a)	1,041	129,500
Amadeus IT Group SA(a)	1,239	83,116
Aramark	640	22,912
Aristocrat Leisure Ltd.	1,633	40,829
Booking Holdings, Inc.(a)	107	283,808
Caesars Entertainment, Inc.(a)	590	28,798
Carnival Corp.(a) (b)	2,754	27,953
Chipotle Mexican Grill, Inc.(a)	77	131,538
Compass Group PLC	4,832	121,436
Darden Restaurants, Inc.	337	52,289
Delivery Hero SE(a) (c)	472	16,102
Domino’s Pizza, Inc.	98	32,327
DoorDash, Inc. - Class A(a)	644	40,933
Entain PLC	1,619	25,143
Evolution AB(c)	503	67,391
Expedia Group, Inc.(a)	414	40,170
Flutter Entertainment PLC(a)	460	83,707
Galaxy Entertainment Group Ltd.(a)	5,343	35,740
Genting Singapore Ltd.	15,869	13,394
Hilton Worldwide Holdings, Inc.	744	104,807
InterContinental Hotels Group PLC	482	31,554

Company	Shares	U.S. $ Value

Just Eat Takeaway.com NV(a) (b) (c)	504	$9,618
La Francaise des Jeux SAEM(c)	289	12,045
Las Vegas Sands Corp.(a)	946	54,348
Lottery Corp. Ltd. (The)	6,016	20,691
Marriott International, Inc./MD - Class A	740	122,870
McDonald’s Corp.	2,015	563,414
McDonald’s Holdings Co. Japan Ltd.(b)	192	7,982
MGM Resorts International	845	37,535
Oriental Land Co., Ltd./Japan(b)	2,905	99,465
Restaurant Brands International, Inc.	802	53,841
Royal Caribbean Cruises Ltd.(a)	632	41,270
Sands China Ltd.(a)	6,020	20,913
Sodexo SA	244	23,832
Starbucks Corp.	3,158	328,843
Vail Resorts, Inc.	111	25,939
Whitbread PLC	555	20,502
Wynn Resorts Ltd.(a)	296	33,125
Yum! Brands, Inc.	775	102,362

		3,007,322

Household Durables – 0.3%
Barratt Developments PLC	2,755	15,854
Berkeley Group Holdings PLC	299	15,491
DR Horton, Inc.	900	87,921
Electrolux AB - Class B	604	7,341
Garmin Ltd.	422	42,588
Iida Group Holdings Co., Ltd.	311	5,078
Lennar Corp. - Class A	701	73,682
Mohawk Industries, Inc.(a)	140	14,031
Newell Brands, Inc.	1,080	13,435
NVR, Inc.(a)	9	50,150
Open House Group Co., Ltd.(b)	200	7,500
Panasonic Holdings Corp.(b)	6,071	54,318
Persimmon PLC	878	13,633
PulteGroup, Inc.	627	36,542
SEB SA	69	7,851
Sekisui Chemical Co., Ltd.	983	13,961
Sekisui House Ltd.	1,689	34,424
Sharp Corp./Japan(a) (b)	597	4,221
Sony Group Corp.	3,434	312,780
Taylor Wimpey PLC	9,716	14,294
Whirlpool Corp.	150	19,803

		844,898

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.(b)	1,737	37,448
BRP, Inc.(b)	100	7,826
Hasbro, Inc.	361	19,382
Shimano, Inc.	260	45,080
Yamaha Corp.(b)	394	15,218

		124,954

Specialty Retail – 1.0%
Advance Auto Parts, Inc.	163	19,822
AutoZone, Inc.(a)	53	130,282

Company	Shares	U.S. $ Value

Bath & Body Works, Inc.	628	$22,972
Best Buy Co., Inc.	558	43,675
Burlington Stores, Inc.(a)	180	36,378
CarMax, Inc.(a)	435	27,962
Chewy, Inc. - Class A(a) (b)	261	9,756
Dynatrace, Inc.(a)	594	25,126
Fast Retailing Co., Ltd.	657	143,826
H & M Hennes & Mauritz AB - Class B	2,009	28,724
Hikari Tsushin, Inc.	86	12,085
Home Depot, Inc. (The)	2,804	827,517
Industria de Diseno Textil SA	3,000	100,786
JD Sports Fashion PLC	7,094	15,623
Kingfisher PLC	5,372	17,365
Lowe’s Cos., Inc.	1,664	332,750
Nitori Holdings Co., Ltd.(b)	213	25,722
O’Reilly Automotive, Inc.(a)	173	146,874
Ross Stores, Inc.	955	101,354
TJX Cos., Inc. (The)	3,194	250,282
Tractor Supply Co.	304	71,452
Ulta Beauty, Inc.(a)	141	76,939
USS Co., Ltd.	553	9,594
Zalando SE(a) (c)	616	25,817
ZOZO, Inc.	271	6,198

		2,508,881

Textiles, Apparel & Luxury Goods – 0.8%
adidas AG	446	79,064
Burberry Group PLC	1,058	33,877
Gildan Activewear, Inc.	494	16,412
Hermes International	88	178,223
Kering SA	206	134,400
Lululemon Athletica, Inc.(a)	320	116,541
LVMH Moet Hennessy Louis Vuitton SE	762	699,446
Moncler SpA	565	39,025
NIKE, Inc. - Class B	3,466	425,070
Pandora A/S	250	23,997
Puma SE	290	17,978
Swatch Group AG (The)	80	27,551
Swatch Group AG (The) (REG)	145	9,194
VF Corp.	908	20,802

		1,821,580

		15,621,647

Consumer Staples – 4.8%
Beverages – 1.1%
Anheuser-Busch InBev SA/NV	2,389	159,250
Asahi Group Holdings Ltd.	1,264	47,044
Brown-Forman Corp. - Class B	853	54,822
Budweiser Brewing Co. APAC Ltd.(c)	4,137	12,590
Carlsberg AS - Class B	268	41,585
Coca-Cola Co. (The)	11,302	701,063
Coca-Cola Europacific Partners PLC	566	33,501
Coca-Cola HBC AG(a)	554	15,166
Constellation Brands, Inc. - Class A	457	103,232
Davide Campari-Milano NV	1,437	17,534
Diageo PLC	6,254	279,114

Company	Shares	U.S. $ Value

Heineken Holding NV	317	$29,084
Heineken NV	713	76,612
Keurig Dr Pepper, Inc.	2,142	75,570
Kirin Holdings Co., Ltd.	2,228	35,249
Molson Coors Beverage Co. - Class B	523	27,029
Monster Beverage Corp.(a)	2,154	116,337
PepsiCo, Inc.	3,790	690,917
Pernod Ricard SA	568	128,613
Remy Cointreau SA	64	11,653
Suntory Beverage & Food Ltd.	338	12,590
Treasury Wine Estates Ltd.	1,985	17,426

		2,685,981

Consumer Staples Distribution & Retail – 1.1%
Aeon Co., Ltd.	1,725	33,466
Alimentation Couche-Tard, Inc.	2,230	112,119
Carrefour SA	1,633	33,015
Coles Group Ltd.	3,681	44,476
Costco Wholesale Corp.	1,218	605,188
Dollar General Corp.	621	130,696
Dollar Tree, Inc.(a)	609	87,422
Empire Co., Ltd. - Class A	442	11,849
Endeavour Group Ltd./Australia(b)	3,941	17,905
George Weston Ltd.	195	25,841
HelloFresh SE(a)	449	10,707
J Sainsbury PLC	4,838	16,649
Jeronimo Martins SGPS SA	779	18,285
Kesko Oyj - Class B	751	16,140
Kobe Bussan Co., Ltd.	396	11,057
Koninklijke Ahold Delhaize NV	2,876	98,259
Kroger Co. (The)	1,870	92,322
Loblaw Cos., Ltd.	447	40,738
MatsukiyoCocokara & Co.	300	15,892
Metro, Inc./CN(b)	648	35,644
Ocado Group PLC(a) (b)	1,589	10,521
Seven & i Holdings Co., Ltd.	2,012	90,890
Sysco Corp.	1,394	107,659
Target Corp.	1,267	209,853
Tesco PLC	20,362	66,755
Walgreens Boots Alliance, Inc.	2,022	69,921
Walmart, Inc.	4,107	605,577
Welcia Holdings Co., Ltd.	240	5,138
Woolworths Group Ltd.(b)	3,346	85,064

		2,709,048

Food Products – 1.1%
Ajinomoto Co., Inc.	1,158	40,284
Archer-Daniels-Midland Co.	1,511	120,366
Associated British Foods PLC	978	23,470
Barry Callebaut AG (REG)	10	21,188
Bunge Ltd.	412	39,354
Campbell Soup Co.	577	31,723
Chocoladefabriken Lindt & Spruengli AG	3	35,432
Chocoladefabriken Lindt & Spruengli AG (REG)	1	118,436
Conagra Brands, Inc.	1,318	49,504
Danone SA	1,766	109,887
Darling Ingredients, Inc.(a)	441	25,754
General Mills, Inc.	1,633	139,556

Company	Shares	U.S. $ Value

Hershey Co. (The)	405	$103,036
Hormel Foods Corp.	826	32,941
JDE Peet’s NV	276	8,028
JM Smucker Co. (The)	294	46,267
Kellogg Co.	704	47,140
Kerry Group PLC - Class A	438	43,680
Kikkoman Corp.	395	20,166
Kraft Heinz Co. (The)	2,022	78,191
Lamb Weston Holdings, Inc.	396	41,390
McCormick & Co., Inc./MD	689	57,332
MEIJI Holdings Co., Ltd.(b)	640	15,221
Mondelez International, Inc. - Class A	3,757	261,938
Mowi ASA	1,138	21,048
Nestle SA (REG)	7,565	922,404
Nisshin Seifun Group, Inc.(b)	462	5,407
Nissin Foods Holdings Co., Ltd.	164	14,996
Orkla ASA	2,066	14,653
Salmar ASA	179	7,797
Saputo, Inc.	691	17,880
Tyson Foods, Inc. - Class A	797	47,278
WH Group Ltd.(c)	22,359	13,329
Wilmar International Ltd.	5,113	16,199
Yakult Honsha Co., Ltd.	342	24,850

		2,616,125

Household Products – 0.7%
Church & Dwight Co., Inc.	671	59,323
Clorox Co. (The)	340	53,802
Colgate-Palmolive Co.	2,183	164,052
Essity AB - Class B	1,675	47,844
Henkel AG & Co. KGaA	286	20,806
Henkel AG & Co. KGaA (Preference Shares)	490	38,335
Kimberly-Clark Corp.	929	124,690
Procter & Gamble Co. (The)	6,519	969,310
Reckitt Benckiser Group PLC	1,969	149,797
Unicharm Corp.(b)	1,094	44,970

		1,672,929

Personal Care Products – 0.4%
Beiersdorf AG	278	36,164
Estee Lauder Cos., Inc. (The) - Class A	637	156,995
Haleon PLC	13,971	55,499
Kao Corp.	1,293	50,330
Kobayashi Pharmaceutical Co., Ltd.	138	8,440
Kose Corp.	96	11,411
L’Oreal SA	665	297,150
Shiseido Co., Ltd.(b)	1,063	49,837
Unilever PLC (London)	6,973	361,334

		1,027,160

Tobacco – 0.4%
Altria Group, Inc.	4,930	219,977
British American Tobacco PLC	5,850	205,068
Imperial Brands PLC	2,462	56,615
Japan Tobacco, Inc.	3,290	69,497

Company	Shares	U.S. $ Value

Philip Morris International, Inc.	4,265	$414,771

		965,928

		11,677,171

Communication Services – 4.2%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	19,605	377,396
BCE, Inc.(b)	201	9,004
Bezeq The Israeli Telecommunication Corp., Ltd.	5,705	7,767
BT Group PLC	19,122	34,445
Cellnex Telecom SA(c)	1,554	60,431
Charter Communications, Inc. - Class A(a)	300	107,283
Comcast Corp. - Class A	11,867	449,878
Deutsche Telekom AG (REG)	8,916	216,055
Elisa Oyj	391	23,582
HKT Trust & HKT Ltd.	9,744	12,935
Infrastrutture Wireless Italiane SpA(c)	924	12,140
Koninklijke KPN NV	9,087	32,110
Liberty Global PLC - Class A(a)	449	8,756
Liberty Global PLC - Class C(a)	718	14,633
Nippon Telegraph & Telephone Corp.	3,267	97,627
Orange SA	5,488	65,198
Quebecor, Inc. - Class B	425	10,506
Shaw Communications, Inc. - Class B	1,312	39,258
Singapore Telecommunications Ltd.	22,333	41,380
Sirius XM Holdings, Inc.	2,139	8,492
Spark New Zealand Ltd.	5,152	16,323
Swisscom AG (REG)	72	45,948
Telecom Italia SpA/Milano(a) (b)	27,410	9,039
Telefonica Deutschland Holding AG	2,863	8,813
Telefonica SA	14,298	61,579
Telenor ASA	1,924	22,559
Telia Co. AB	7,312	18,567
Telstra Group Ltd.	10,898	30,857
TELUS Corp.	1,289	25,589
United Internet AG (REG)	266	4,585
Verizon Communications, Inc.	11,553	449,296
Washington H Soul Pattinson & Co., Ltd.(b)	595	12,059

		2,334,090

Entertainment – 0.8%
Activision Blizzard, Inc.	2,153	184,275
Bollore SE	2,434	15,046
Capcom Co., Ltd.	468	16,750
Electronic Arts, Inc.	760	91,542
Embracer Group AB(a) (b)	1,803	8,451
Koei Tecmo Holdings Co., Ltd.(b)	246	4,446
Konami Group Corp.(b)	230	10,556
Liberty Media Corp-Liberty Formula One - Class C(a)	542	40,558
Live Nation Entertainment, Inc.(a)	476	33,320
Netflix, Inc.(a)	1,225	423,213
Nexon Co., Ltd.	1,240	29,610
Nintendo Co., Ltd.(b)	3,060	118,855
ROBLOX Corp. - Class A(a)	982	44,170

Company	Shares	U.S. $ Value

Roku, Inc.(a)	335	$22,050
Sea Ltd. (ADR)(a)	944	81,703
Square Enix Holdings Co., Ltd.	218	10,476
Take-Two Interactive Software, Inc.(a)	462	55,117
Toho Co., Ltd./Tokyo	296	11,348
Universal Music Group NV	1,995	50,523
Walt Disney Co. (The)(a)	5,015	502,152
Warner Bros Discovery, Inc.(a)	6,346	95,825

		1,849,986

Interactive Media & Services – 2.0%
Adevinta ASA(a)	801	5,686
Alphabet, Inc. - Class A(a)	16,431	1,704,388
Alphabet, Inc. - Class C(a)	15,068	1,567,072
Auto Trader Group PLC(c)	2,563	19,550
Match Group, Inc.(a)	768	29,483
Meta Platforms, Inc. - Class A(a)	6,186	1,311,061
Pinterest, Inc. - Class A(a)	1,616	44,068
REA Group Ltd.(b)	146	13,614
Scout24 SE(c)	221	13,145
SEEK Ltd.	927	14,985
Snap, Inc. - Class A(a)	2,990	33,518
Z Holdings Corp.(b)	7,335	20,798
ZoomInfo Technologies, Inc.(a)	721	17,816

		4,795,184

Media – 0.2%
CyberAgent, Inc.	1,104	9,354
Dentsu Group, Inc.	526	18,540
DISH Network Corp. - Class A(a) (b)	683	6,372
Fox Corp. - Class A	832	28,330
Fox Corp. - Class B	396	12,399
Hakuhodo DY Holdings, Inc.	581	6,587
Informa PLC	3,920	33,600
Interpublic Group of Cos., Inc. (The)	1,068	39,772
Liberty Broadband Corp. - Class C(a)	333	27,206
Liberty Media Corp.-Liberty SiriusXM - Class A(a)	202	5,674
Liberty Media Corp.-Liberty SiriusXM - Class C(a)	451	12,623
News Corp. - Class A	1,051	18,151
Omnicom Group, Inc.	561	52,925
Paramount Global - Class B	1,673	37,325
Publicis Groupe SA	629	49,100
Trade Desk, Inc. (The) - Class A(a)	1,225	74,615
Vivendi SE	1,982	20,041
WPP PLC	2,946	35,001

		487,615

Wireless Telecommunication Services – 0.3%
KDDI Corp.	4,368	134,699
Rogers Communications, Inc. - Class B	975	45,190
SoftBank Corp.(b)	7,887	91,046
SoftBank Group Corp.(b)	3,262	128,241
T-Mobile US, Inc.(a)	1,712	247,966

Company	Shares	U.S. $ Value

Tele2 AB - Class B	1,561	$15,537
Vodafone Group PLC	71,694	79,085

		741,764

		10,208,639

Energy – 3.0%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	2,754	79,480
Halliburton Co.	2,498	79,037
Schlumberger NV	3,901	191,539
Tenaris SA	1,299	18,406

		368,462

Oil, Gas & Consumable Fuels – 2.9%
Aker BP ASA	869	21,312
Ampol Ltd.	655	13,354
APA Corp.	884	31,877
ARC Resources Ltd.	1,740	19,737
BP PLC	49,921	315,527
Cameco Corp.	1,189	31,135
Canadian Natural Resources Ltd.	3,045	168,506
Cenovus Energy, Inc.	3,959	69,074
Cheniere Energy, Inc.	616	97,082
Chesapeake Energy Corp.	313	23,800
Chevron Corp.	5,054	824,611
ConocoPhillips	3,428	340,092
Coterra Energy, Inc.	2,169	53,227
Devon Energy Corp.	1,708	86,442
Diamondback Energy, Inc.	460	62,178
Enbridge, Inc.	5,570	212,373
ENEOS Holdings, Inc.	8,437	29,601
Eni SpA(b)	6,877	95,909
EOG Resources, Inc.	1,616	185,242
EQT Corp.	908	28,974
Equinor ASA	2,620	74,482
Exxon Mobil Corp.	11,329	1,242,338
Galp Energia SGPS SA	1,378	15,592
Hess Corp.	764	101,108
HF Sinclair Corp.	414	20,029
Idemitsu Kosan Co., Ltd.(b)	524	11,472
Imperial Oil Ltd.(b)	582	29,597
Inpex Corp.	2,818	29,821
Keyera Corp.(b)	608	13,312
Kinder Morgan, Inc.	5,565	97,443
Marathon Oil Corp.	1,747	41,858
Marathon Petroleum Corp.	1,290	173,931
Neste Oyj	1,164	57,506
Occidental Petroleum Corp.	2,000	124,860
OMV AG	405	18,599
ONEOK, Inc.	1,230	78,154
Ovintiv, Inc. (New York)	683	24,643
Parkland Corp.	387	9,278
Pembina Pipeline Corp.(b)	1,517	49,141
Phillips 66	1,300	131,794
Pioneer Natural Resources Co.	621	126,833
Repsol SA	3,789	58,267
Santos Ltd.	8,681	39,953
Shell PLC	19,415	553,300

Company	Shares	U.S. $ Value

Suncor Energy, Inc.	3,724	$115,619
Targa Resources Corp.	592	43,186
TC Energy Corp.	2,784	108,291
Texas Pacific Land Corp.	17	28,917
TotalEnergies SE	6,845	403,606
Tourmaline Oil Corp.	883	36,797
Valero Energy Corp.	1,061	148,116
Williams Cos., Inc. (The)	3,351	100,061
Woodside Energy Group Ltd.(b)	5,223	116,683

		6,934,640

		7,303,102

Materials – 2.7%
Chemicals – 1.3%
Air Liquide SA	1,440	241,040
Air Products and Chemicals, Inc.	611	175,485
Akzo Nobel NV	500	39,107
Albemarle Corp.	323	71,396
Arkema SA	165	16,292
Asahi Kasei Corp.	3,375	23,639
BASF SE	2,527	132,664
Celanese Corp.	299	32,558
CF Industries Holdings, Inc.	540	39,145
Chr Hansen Holding A/S	290	22,060
Clariant AG (REG)(a)	593	9,837
Corteva, Inc.	1,966	118,569
Covestro AG(c)	531	21,990
Croda International PLC	384	30,863
Dow, Inc.	1,936	106,132
DuPont de Nemours, Inc.	1,367	98,110
Eastman Chemical Co.	330	27,832
Ecolab, Inc.	705	116,699
EMS-Chemie Holding AG (REG)	20	16,533
Evonik Industries AG	576	12,119
FMC Corp.	347	42,379
Givaudan SA (REG)	26	84,624
ICL Group Ltd.	1,912	12,955
IMCD NV	157	25,672
International Flavors & Fragrances, Inc.	702	64,556
Johnson Matthey PLC	504	12,356
JSR Corp.(b)	412	9,746
Koninklijke DSM NV	507	60,001
Linde PLC	1,359	483,043
LyondellBasell Industries NV - Class A	717	67,319
Mitsubishi Chemical Group Corp.	3,505	20,846
Mitsui Chemicals, Inc.	440	11,361
Mosaic Co. (The)	933	42,806
Nippon Paint Holdings Co., Ltd.(b)	2,222	20,894
Nippon Sanso Holdings Corp.(b)	450	8,130
Nissan Chemical Corp.(b)	297	13,489
Nitto Denko Corp.	414	26,795
Novozymes A/S - Class B	563	28,827
Nutrien Ltd.	1,431	105,681
OCI NV	289	9,797
Orica Ltd.	1,245	12,861
PPG Industries, Inc.	647	86,426
RPM International, Inc.	355	30,970
Sherwin-Williams Co. (The)	678	152,394

Company	Shares	U.S. $ Value

Shin-Etsu Chemical Co., Ltd.	5,145	$167,012
Sika AG (REG)	402	112,759
Solvay SA	204	23,331
Sumitomo Chemical Co., Ltd.	4,072	13,710
Symrise AG	365	39,721
Toray Industries, Inc.	3,753	21,470
Tosoh Corp.	616	8,371
Umicore SA	576	19,539
Westlake Corp.	106	12,294
Yara International ASA	455	19,775

		3,223,980

Construction Materials – 0.2%
CRH PLC	2,055	103,819
HeidelbergCement AG	398	29,061
Holcim AG(a)	1,525	98,349
James Hardie Industries PLC	1,225	26,367
Martin Marietta Materials, Inc.	171	60,715
Vulcan Materials Co.	366	62,791

		381,102

Containers & Packaging – 0.1%
Amcor PLC	4,096	46,613
Avery Dennison Corp.	223	39,901
Ball Corp.	864	47,615
CCL Industries, Inc. - Class B	409	20,318
Crown Holdings, Inc.	330	27,294
International Paper Co.	929	33,500
Packaging Corp. of America	255	35,402
Sealed Air Corp.	398	18,272
SIG Group AG(a)	841	21,667
Smurfit Kappa Group PLC	680	24,664
Westrock Co.	700	21,329

		336,575

Metals & Mining – 1.0%
Agnico Eagle Mines Ltd.	1,322	67,396
Alcoa Corp.	487	20,727
Anglo American PLC	3,495	116,249
Antofagasta PLC	1,084	21,233
ArcelorMittal SA	1,448	43,869
Barrick Gold Corp. (Toronto)(b)	4,845	89,945
BHP Group Ltd.(b)	13,935	440,540
BlueScope Steel Ltd.	1,276	17,271
Boliden AB	752	29,542
Cleveland-Cliffs, Inc.(a)	1,417	25,974
First Quantum Minerals Ltd.	1,619	37,220
Fortescue Metals Group Ltd.	4,658	70,017
Franco-Nevada Corp.	528	77,014
Freeport-McMoRan, Inc.	3,932	160,858
Glencore PLC	28,334	163,040
IGO Ltd.(b)	1,874	16,070
Ivanhoe Mines Ltd. - Class A(a) (b)	1,669	15,078
JFE Holdings, Inc.	1,278	16,221
Kinross Gold Corp.	3,455	16,259
Lundin Mining Corp.	1,801	12,233
Mineral Resources Ltd.(b)	470	25,407

Company	Shares	U.S. $ Value

Newcrest Mining Ltd.	2,458	$43,876
Newmont Corp. (New York)	2,183	107,011
Nippon Steel Corp.	2,195	51,761
Norsk Hydro ASA	3,699	27,607
Northern Star Resources Ltd.(b)	3,189	26,150
Nucor Corp.	706	109,056
Pan American Silver Corp.	609	11,112
Pilbara Minerals Ltd.(b)	7,010	18,649
Reliance Steel & Aluminum Co.	162	41,592
Rio Tinto Ltd.	1,021	82,037
Rio Tinto PLC	3,094	210,014
South32 Ltd.	12,618	36,980
Steel Dynamics, Inc.	483	54,608
Sumitomo Metal Mining Co., Ltd.	672	25,713
Teck Resources Ltd. - Class B	1,249	45,607
voestalpine AG	319	10,847
Wheaton Precious Metals Corp.	1,243	59,865

		2,444,648

Paper & Forest Products – 0.1%
Holmen AB - Class B	258	9,946
Mondi PLC	1,335	21,196
Oji Holdings Corp.	2,181	8,635
Stora Enso Oyj - Class R	1,516	19,723
Svenska Cellulosa AB SCA - Class B	1,666	21,942
UPM-Kymmene Oyj(a)	1,468	49,307
West Fraser Timber Co., Ltd.	160	11,413

		142,162

		6,528,467

Utilities – 1.8%
Electric Utilities – 1.0%
Acciona SA	68	13,643
Alliant Energy Corp.	690	36,846
American Electric Power Co., Inc.	1,414	128,660
BKW AG	58	9,119
Chubu Electric Power Co., Inc.	1,739	18,345
CK Infrastructure Holdings Ltd.	903	4,913
CLP Holdings Ltd.	3,629	26,224
Constellation Energy Corp.	900	70,650
Duke Energy Corp.	2,119	204,420
Edison International	1,051	74,190
EDP - Energias de Portugal SA	7,636	41,608
Elia Group SA/NV	91	12,017
Emera, Inc.	738	30,317
Endesa SA	873	18,961
Enel SpA	22,374	136,458
Entergy Corp.	560	60,334
Evergy, Inc.	631	38,567
Eversource Energy	950	74,347
Exelon Corp.	2,733	114,485
FirstEnergy Corp.	1,494	59,850
Fortis, Inc./Canada	1,321	56,154
Fortum Oyj(a)	1,234	18,903
Hydro One Ltd.(c)	905	25,767
Iberdrola SA	16,903	210,574
Kansai Electric Power Co., Inc. (The)(b)	1,871	18,222

Company	Shares	U.S. $ Value

Mercury NZ Ltd.	1,906	$7,539
NextEra Energy, Inc.	5,467	421,396
NRG Energy, Inc.	633	21,706
Origin Energy Ltd.	4,739	26,392
Orsted AS(c)	521	44,425
PG&E Corp.(a)	4,100	66,297
Power Assets Holdings Ltd.	2,858	15,333
PPL Corp.	2,025	56,275
Red Electrica Corp. SA	1,116	19,637
Southern Co. (The)	2,995	208,392
SSE PLC	2,973	66,339
Terna - Rete Elettrica Nazionale	3,870	31,763
Tokyo Electric Power Co. Holdings, Inc.(a)	4,184	14,946
Verbund AG	187	16,266
Xcel Energy, Inc.	1,505	101,497

		2,621,777

Gas Utilities – 0.1%
AltaGas Ltd.	774	12,903
APA Group	3,245	22,044
Atmos Energy Corp.	388	43,596
Enagas SA	684	13,144
Hong Kong & China Gas Co., Ltd.	30,787	27,105
Naturgy Energy Group SA(b)	400	12,041
Osaka Gas Co., Ltd.(b)	940	15,442
Snam SpA	5,547	29,410
Tokyo Gas Co., Ltd.	1,050	19,733
UGI Corp.	577	20,056

		215,474

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	1,837	44,235
Brookfield Renewable Corp. - Class A(b)	355	12,414
Corp. ACCIONA Energias Renovables SA(b)	181	7,019
EDP Renovaveis SA	792	18,142
Meridian Energy Ltd.	3,550	11,679
Northland Power, Inc.	671	16,821
RWE AG	1,767	76,031
Vistra Corp.	985	23,640

		209,981

Multi-Utilities – 0.5%
Algonquin Power & Utilities Corp.(b)	1,853	15,548
Ameren Corp.	711	61,423
Canadian Utilities Ltd. - Class A	353	9,837
CenterPoint Energy, Inc.	1,731	50,995
CMS Energy Corp.	798	48,981
Consolidated Edison, Inc.	976	93,374
Dominion Energy, Inc.	2,292	128,146
DTE Energy Co.	533	58,385
E.ON SE	6,176	77,044
Engie SA	5,024	79,503
National Grid PLC	10,069	136,203
NiSource, Inc.	1,117	31,231
Public Service Enterprise Group, Inc.	1,373	85,744
Sempra Energy	865	130,753
United Utilities Group PLC	1,875	24,539

Company	Shares	U.S. $ Value

Veolia Environnement SA	1,830	$56,469
WEC Energy Group, Inc.	868	82,278

		1,170,453

Water Utilities – 0.1%
American Water Works Co., Inc.	500	73,245
Essential Utilities, Inc.	685	29,900
Severn Trent PLC	692	24,582

		127,727

		4,345,412

Equity Real Estate Investment Trusts (REITs) – 1.5%
Diversified REITs – 0.1%
British Land Co. PLC (The)	2,422	11,618
Daiwa House REIT Investment Corp.	7	14,343
GPT Group (The)(b)	5,269	15,058
Land Securities Group PLC	1,937	14,869
Mirvac Group(b)	10,854	15,202
Nomura Real Estate Master Fund, Inc.	13	14,568
Stockland	6,566	17,582
WP Carey, Inc.	572	44,301

		147,541

Health Care REITs – 0.1%
Healthcare Realty Trust, Inc.	1,046	20,219
Healthpeak Properties, Inc.	1,478	32,472
Medical Properties Trust, Inc.	1,645	13,522
Ventas, Inc.	1,099	47,642
Welltower, Inc.	1,300	93,197

		207,052

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	1,966	32,419

Industrial REITs – 0.2%
CapitaLand Ascendas REIT	8,639	18,627
GLP J-Reit	13	14,052
Goodman Group	4,655	59,071
Mapletree Logistics Trust	9,093	11,730
Nippon Prologis REIT, Inc.	6	12,702
Prologis, Inc.	2,540	316,916
Segro PLC	3,326	31,683
Warehouses De Pauw CVA	448	13,322

		478,103

Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	429	53,878
Boston Properties, Inc.	410	22,189
Covivio SA/France	130	7,562
Dexus(b)	2,958	14,955
Gecina SA	127	13,183
Japan Real Estate Investment Corp.	4	15,941
Nippon Building Fund, Inc.	5	20,813

		148,521

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.2%
Aroundtown SA	2,748	$3,928
Azrieli Group Ltd.	117	6,723
Capitaland Investment Ltd./Singapore(b)	6,504	18,045
CBRE Group, Inc. - Class A(a)	869	63,272
City Developments Ltd.	1,050	5,826
CK Asset Holdings Ltd.	5,031	30,501
Daito Trust Construction Co., Ltd.	183	18,232
Daiwa House Industry Co., Ltd.	1,644	38,735
ESR Group Ltd.(c)	4,748	8,515
Fastighets AB Balder - Class B(a)	1,735	7,128
FirstService Corp.	110	15,499
Hang Lung Properties Ltd.	5,030	9,412
Henderson Land Development Co., Ltd.	3,938	13,625
Hongkong Land Holdings Ltd.	2,395	10,537
Hulic Co., Ltd.(b)	1,001	8,233
LEG Immobilien SE	204	11,211
Lendlease Corp., Ltd.(b)	1,895	9,222
Mitsubishi Estate Co., Ltd.	3,035	36,100
Mitsui Fudosan Co., Ltd.	2,469	46,379
New World Development Co., Ltd.	3,625	9,717
Nomura Real Estate Holdings, Inc.	231	5,115
Sagax AB - Class B	524	12,078
Sino Land Co., Ltd.	9,242	12,498
Sumitomo Realty & Development Co., Ltd.	756	17,072
Sun Hung Kai Properties Ltd.	3,616	50,659
Swire Pacific Ltd. - Class A	435	3,343
Swire Properties Ltd.	2,422	6,234
Swiss Prime Site AG (REG)	211	17,546
Unibail-Rodamco-Westfield(a)	324	17,431
UOL Group Ltd.	370	1,932
Vonovia SE	1,970	37,105
Wharf Real Estate Investment Co., Ltd.	3,876	22,316
Zillow Group, Inc. - Class C(a)	429	19,078

		593,247

Residential REITs – 0.2%
American Homes 4 Rent - Class A	873	27,456
AvalonBay Communities, Inc.	385	64,703
Camden Property Trust	279	29,250
Canadian Apartment Properties REIT	229	8,033
Equity LifeStyle Properties, Inc.	486	32,625
Equity Residential	988	59,280
Essex Property Trust, Inc.	179	37,436
Invitation Homes, Inc.	1,681	52,498
Mid-America Apartment Communities, Inc.	318	48,031
Sun Communities, Inc.	341	48,040
UDR, Inc.	895	36,749

		444,101

Retail REITs – 0.1%
CapitaLand Integrated Commercial Trust	14,593	21,764
Japan Metropolitan Fund Invest	21	15,335
Kimco Realty Corp.	1,701	33,221
Klepierre SA	591	13,399
Link REIT	5,173	33,264
Mapletree Pan Asia Commercial Trust	6,196	8,401
Realty Income Corp.	1,725	109,227

Company	Shares	U.S. $ Value

Regency Centers Corp.	424	$25,940
RioCan Real Estate Investment Trust	408	6,155
Scentre Group	14,278	26,430
Simon Property Group, Inc.	900	100,773
Vicinity Centres	10,644	13,921

		407,830

Specialized REITs – 0.5%
American Tower Corp.	1,281	261,760
Crown Castle, Inc.	1,192	159,537
Digital Realty Trust, Inc.	791	77,763
Equinix, Inc.	255	183,865
Extra Space Storage, Inc.	369	60,121
Gaming and Leisure Properties, Inc.	708	36,859
Iron Mountain, Inc.	800	42,328
Public Storage	435	131,431
SBA Communications Corp.	297	77,538
VICI Properties, Inc.	2,649	86,410
Weyerhaeuser Co.	2,024	60,983

		1,178,595

		3,637,409

Total Common Stocks (cost $92,906,413)		147,011,589

	Principal Amount (000)

GOVERNMENTS – TREASURIES – 36.9%
United States – 36.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	$552	319,471
2.00%, 02/15/2050	172	121,552
2.25%, 08/15/2046	3,477	2,613,108
2.25%, 08/15/2049	287	214,802
2.25%, 02/15/2052	2,286	1,696,269
2.375%, 11/15/2049	584	448,748
2.375%, 05/15/2051	2,283	1,744,635
2.50%, 02/15/2045	288	228,732
2.50%, 05/15/2046	42	33,443
2.75%, 08/15/2047	143	118,670
2.875%, 05/15/2043	370	318,720
2.875%, 08/15/2045	2,897	2,460,074
2.875%, 11/15/2046	187	158,435
2.875%, 05/15/2049	313	266,892
2.875%, 05/15/2052	417	355,357
3.00%, 05/15/2045	265	230,053
3.00%, 02/15/2047	238	206,056
3.00%, 05/15/2047	409	354,812
3.00%, 02/15/2048	350	304,378
3.00%, 08/15/2048	792	689,140
3.00%, 02/15/2049	257	223,810
3.125%, 11/15/2041	282	256,168
3.125%, 02/15/2043	521	466,750
3.50%, 02/15/2039	12	12,025
3.625%, 08/15/2043	1,869	1,808,551
3.75%, 08/15/2041	128	127,719
3.75%, 11/15/2043	98	96,007

	Principal Amount (000)	U.S. $ Value

3.875%, 08/15/2040	$161	$164,212
4.00%, 11/15/2052	208	219,586
4.25%, 05/15/2039	134	144,086
4.375%, 11/15/2039	502	547,633
4.375%, 05/15/2040	60	65,434
4.375%, 05/15/2041	132	143,018
4.50%, 08/15/2039	179	198,133
4.75%, 02/15/2037	465	529,538
4.75%, 02/15/2041	161	183,037
5.25%, 11/15/2028	1,257	1,356,755
5.375%, 02/15/2031	359	402,529
5.50%, 08/15/2028	762	826,574
6.00%, 02/15/2026	1,336	1,408,329
6.125%, 11/15/2027	1,389	1,531,593
6.25%, 05/15/2030	374	436,352
6.875%, 08/15/2025	471	501,067
7.625%, 02/15/2025	158	167,611
U.S. Treasury Notes
0.25%, 06/30/2025	133	122,393
0.25%, 08/31/2025	2,242	2,052,497
0.25%, 09/30/2025	1,168	1,067,807
0.375%, 04/30/2025	1,430	1,324,968
0.375%, 01/31/2026	2,433	2,207,459
0.50%, 03/31/2025	99	92,007
0.50%, 02/28/2026	1,120	1,016,918
0.625%, 05/15/2030	934	763,510
0.625%, 08/15/2030	997	811,864
0.75%, 04/30/2026	908	826,898
0.75%, 05/31/2026	1,952	1,773,426
0.75%, 08/31/2026	1,015	916,582
0.875%, 09/30/2026	1,513	1,369,174
1.00%, 07/31/2028	1,145	999,728
1.125%, 10/31/2026	1,163	1,059,965
1.25%, 12/31/2026	919	838,510
1.375%, 11/15/2031	861	726,065
1.50%, 08/15/2026	1,541	1,429,037
1.50%, 02/15/2030	523	457,777
1.625%, 02/15/2026	2,203	2,070,132
1.625%, 08/15/2029	937	835,133
1.625%, 05/15/2031	3,081	2,675,656
1.75%, 11/15/2029	984	883,230
1.875%, 02/28/2027	917	854,959
1.875%, 02/15/2032	1,787	1,567,255
2.00%, 02/15/2025	1,108	1,064,180
2.00%, 08/15/2025	811	775,201
2.00%, 11/15/2026	4,808	4,518,957
2.125%, 05/15/2025	3,023	2,903,873
2.25%, 11/15/2024	247	239,475
2.25%, 11/15/2025	909	872,218
2.25%, 02/15/2027	865	818,493
2.25%, 08/15/2027	2,999	2,827,023
2.25%, 11/15/2027	3,588	3,372,535
2.375%, 08/15/2024	464	451,847
2.375%, 05/15/2027	4,367	4,144,651
2.375%, 05/15/2029	1,327	1,237,521
2.50%, 05/15/2024	1,541	1,506,320
2.625%, 02/15/2029	451	426,968
2.75%, 02/15/2024	3,213	3,158,071
2.75%, 02/15/2028	129	123,492

		Principal Amount (000)	U.S. $ Value

2.75%, 08/15/2032	$	949	$891,684
2.875%, 05/15/2028		400	385,727
2.875%, 05/15/2032		2,242	2,131,937
3.125%, 11/15/2028		912	888,105
3.125%, 08/31/2029		727	706,829
3.50%, 02/15/2033		452	452,553
3.625%, 03/31/2028		816	816,874
4.125%, 10/31/2027		603	613,616
4.125%, 11/15/2032		787	825,930

Total Governments - Treasuries (cost $97,328,517)			89,596,894

	Notional Amount

PURCHASED OPTIONS – PUTS – 0.3%
Options on Equity Indices – 0.3%
Euro STOXX 50 Index Expiration: Feb 2024; Contracts: 880; Exercise Price: EUR 3,500.00; Counterparty: UBS AG(a)	EUR	3,080,000	87,552
FTSE 100 Index Expiration: Jan 2024; Contracts: 190; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(a)	GBP	1,254,000	29,977
Nikkei 225 Index Expiration: Mar 2024; Contracts: 12,000; Exercise Price: JPY 22,000.00; Counterparty: UBS AG(a)	JPY	264,000,000	39,884
S&P 500 Index Expiration: Jan 2024; Contracts: 7,100; Exercise Price: USD 3,300.00; Counterparty: UBS AG(a)	USD	23,430,000	490,084

Total Purchased Options - Puts (premiums paid $744,776)			647,497

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 1.3%
U.S. Treasury Bills – 1.1%
U.S. Treasury Bills Zero Coupon, 05/11/2023 (cost $2,772,012)	$	2,786	2,771,939

	Shares
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $594,408)		594,408	594,408

Total Short-Term Investments (cost $3,366,420)			3,366,347

Total Investments Before Security Lending Collateral for Securities Loaned – 99.0% (cost $194,346,126)			240,622,327

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $783,924)	783,924	$783,924

Total Investments – 99.3% (cost $195,130,050)(g)		241,406,251
Other assets less liabilities – 0.7%		931,539

Net Assets – 100.0%		$242,337,790

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	15	June 2023	$1,232,152	$16,438
Euro STOXX 50 Index Futures	2	June 2023	92,421	4,162
FTSE 100 Index Futures	8	June 2023	753,877	11,208
MSCI EAFE Futures	1	June 2023	104,825	3,130
MSCI Emerging Markets Futures	48	June 2023	2,389,200	90,615
Nikkei 225 (OSE) Futures	2	June 2023	422,369	870
OMXS 30 Index Futures	48	April 2023	1,025,185	40,304
TOPIX Index Futures	2	June 2023	301,789	(1,343)
U.S. T-Note 10 Yr (CBT) Futures	26	June 2023	2,987,969	79,182
U.S. T-Note 2 Yr (CBT) Futures	12	June 2023	2,477,438	27,266
U.S. Ultra Bond (CBT) Futures	8	June 2023	1,129,000	46,386
Sold Contracts
MSCI Singapore IX ETS Futures	25	April 2023	575,312	(10,638)
S&P 500 E-Mini Futures	13	June 2023	2,689,538	(66,987)
S&P/TSX 60 Index Futures	15	June 2023	2,684,129	(46,389)
SPI 200 Futures	18	June 2023	2,163,071	(52,938)

				$141,266

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	2,620	USD	2,814	05/11/2023	$(32,940)
Bank of America, NA	USD	3,094	EUR	2,906	05/11/2023	64,488
BNP Paribas SA	SEK	10,899	USD	1,055	04/21/2023	4,352
BNP Paribas SA	USD	1,111	JPY	146,502	04/28/2023	(3,564)
Citibank, NA	AUD	1,981	USD	1,320	04/13/2023	(4,218)
Citibank, NA	JPY	572,298	USD	4,341	04/28/2023	15,804
Citibank, NA	USD	1,238	JPY	160,738	04/28/2023	(22,821)
Goldman Sachs Bank USA	USD	3,052	EUR	2,826	05/11/2023	18,771

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	CHF	1,584	USD	1,729	05/24/2023	$(11,869)
Goldman Sachs Bank USA	USD	2,626	CHF	2,377	05/24/2023	(13,439)
Goldman Sachs Bank USA	USD	2,865	CAD	3,907	06/09/2023	29,273
HSBC Bank USA	USD	1,268	SEK	13,388	04/21/2023	22,896
JPMorgan Chase Bank, NA	USD	2,511	GBP	2,048	05/24/2023	18,103
Morgan Stanley Capital Services, Inc.	USD	4,235	AUD	6,142	04/13/2023	(128,336)
Morgan Stanley Capital Services, Inc.	SEK	30,514	USD	2,940	04/21/2023	(3,039)
Morgan Stanley Capital Services, Inc.	USD	1,538	SEK	15,981	04/21/2023	3,498
Morgan Stanley Capital Services, Inc.	JPY	178,376	USD	1,344	04/28/2023	(4,442)
Morgan Stanley Capital Services, Inc.	CHF	3,961	USD	4,262	05/24/2023	(90,599)
State Street Bank & Trust Co.	USD	92	AUD	132	04/13/2023	(3,725)
State Street Bank & Trust Co.	NZD	156	USD	101	04/20/2023	3,174
State Street Bank & Trust Co.	NOK	6,117	USD	602	04/21/2023	17,561
State Street Bank & Trust Co.	USD	776	NOK	8,170	04/21/2023	4,529
State Street Bank & Trust Co.	USD	314	NOK	3,137	04/21/2023	(13,837)
State Street Bank & Trust Co.	USD	209	SEK	2,209	04/21/2023	3,797
State Street Bank & Trust Co.	USD	527	JPY	68,503	04/28/2023	(9,533)
State Street Bank & Trust Co.	EUR	673	USD	719	05/11/2023	(11,828)
State Street Bank & Trust Co.	USD	418	EUR	386	05/11/2023	2,034

						$(145,910)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2023	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.69%	USD 2,450	$33,516	$50,524	$(17,008)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	110	06/16/2023	$5,955

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $673,651 or 0.3% of net assets.

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,103,568 and gross unrealized depreciation of investments was $(15,843,064), resulting in net unrealized appreciation of $46,260,504.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$26,707,823	$3,374,326	$—	$30,082,149
Financials	14,358,271	7,487,144	—	21,845,415
Health Care	14,148,300	5,467,234	—	19,615,534
Industrials	9,626,365	6,520,279	—	16,146,644
Consumer Discretionary	10,431,807	5,189,840	—	15,621,647
Consumer Staples	7,247,898	4,429,273	—	11,677,171
Communication Services	8,389,970	1,818,669	—	10,208,639
Energy	5,429,712	1,873,390	—	7,303,102
Materials	3,250,512	3,277,955	—	6,528,467
Utilities	2,923,655	1,421,757	—	4,345,412
Equity Real Estate Investment Trusts (REITs)	2,673,152	964,257	—	3,637,409
Governments - Treasuries	—	89,596,894	—	89,596,894
Purchased Options - Puts	—	647,497	—	647,497
Short-Term Investments:
U.S. Treasury Bills	—	2,771,939	—	2,771,939
Investment Companies	594,408	—	—	594,408
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	783,924	—	—	783,924

Total Investments in Securities	106,565,797	134,840,454	—	241,406,251
Other Financial Instruments(a):
Assets:
Futures	319,561	—	—	319,561
Forward Currency Exchange Contracts	—	208,280	—	208,280
Centrally Cleared Credit Default Swaps	—	33,516	—	33,516
Total Return Swaps	—	5,955	—	5,955
Liabilities:
Futures	(178,295)	—	—	(178,295)
Forward Currency Exchange Contracts	—	(354,190)	—	(354,190)

Total	$106,707,063	$134,734,015	$—	$241,441,078

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,658	$9,038	$12,102	$594	$25
Government Money Market Portfolio*	165	2,378	1,759	784	5
Total	$3,823	$11,416	$13,861	$1,378	$30

*	Investments of cash collateral for securities lending transactions.